Payables to Vessel Owners (Tables)	12 Months Ended
Dec. 31, 2025
Payables to Vessel Owners [Abstract]
Schedule of Payables to Vessel Owners

Payables to vessel owners as of December 31, 2025 and 2024 consist of the following:

	December 31,
	2025	2024
Payables to non-pool vessels - commercial management services	12,723,999	4,491,923
Payables to non-pool vessels - technical management services	2,595,691	593,309
Total	15,319,690	5,085,232